7. MINERAL PROPERTY INTERESTS (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 45,977,071	$ 48,806,565
Ann Mason [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	45,239,812	47,495,218
Lordsburg [Member]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	468,951	494,171
Other [Property]
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 268,308	$ 817,176